OTHER FINANCIAL LIABILITIES (Details) - Schedule of composition of interest bearing loans - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current
Total current		$ 2,243,776	$ 1,421,261
Non-current
Total non-current		5,489,078	5,772,266
Total obligations with financial institutions		7,732,854	7,193,527
Loans to exporters [Member]
Current
Total current		151,701	341,475
Bank loans [Member]
Current
Total current		385,490	16,534
Non-current
Total non-current		139,783	200,721
Guaranteed obligations [Member]
Current
Total current	[1],[2],[3]	388,492	237,951
Non-current
Total non-current	[1],[2],[3]	930,364	1,919,376
Other guaranteed obligations [Member]
Current
Total current		435,413	97,730
Non-current
Total non-current	[2],[4]	1,503,703	482,702
Subtotal bank loans [Member]
Current
Total current		1,361,096	693,690
Non-current
Total non-current		2,573,850	2,602,799
Obligation with the public [Member]
Current
Total current		108,301	32,061
Non-current
Total non-current	[5],[6],[7]	2,075,106	2,032,873
Financial leases [Member]
Current
Total current	[1],[2],[3]	774,379	594,249
Non-current
Total non-current	[1],[2],[3]	840,122	1,136,594
Other Loans [Member]
Current
Total current	[8]		$ 101,261

[1]	On June 24, 2020, the United States Court for the Southern District of New York approved the motion filed by the Company to reject certain aircraft lease contracts. Rejected contracts include, 17 aircraft financed under the EETC structure with an amount of MUS $ 844.1 and an aircraft financed with a financial lease with an amount of MUS $ 4.5.
[2]	On October 10, 2020, LATAM Airlines Group S.A. partially drew down (MUS $ 1,150) of the committed credit line of the “DIP” financing. The financing expires on April 10, 2022. The line is guaranteed with collateral consisting of routes, slots, engines and spare parts. After this, transfer, the company still has MUS $ 1,300 available. This line is committed for a total of US $ 2,450 million, of which US $ 750 million are committed by related parties.
[3]	On October 20, 2020, the United States Court for the Southern District of New York approved the motion presented by the Company to reject an aircraft lease contract financed as financial lease in the amount of MUS $ 34.3.
[4]	During March and April 2020, LATAM Airlines Group S.A. it drew down the entire (US $600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts. The first withdrawal was on March 27, 2020 with an amount of US $ 504.7 million, the second withdrawal was on April 7, 2020 for US $ 72 million, the third withdrawal was on April 14, 2020 for US $ 11.2 million and the fourth and last withdrawal was on April 21, 2020 of US $ 12.1 million.
[5]	On February 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusively owned by LATAM Airlines Group S.A., has issued on the international market, pursuant to Rule 144-A and Regulation S of the securities laws of the United States of America, unsecured long-term bonds for a nominal amount of US $ 600,000,000 at an annual interest rate of 7.00%. The bonds were placed at an issue price of 99.309% with respect to its even value. The bonds have semiannual interest payments and amortization of all capital at maturity and maturity date on March 1, 2026, unless they will be redeemed early according to their terms. As reported to the market, the issuance and placement was intended to finance general corporate purposes.
[6]	On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.
[7]	On June 6, 2019, LATAM Airlines Group S.A. has issued in the local market (Santiago Stock Exchange) long-term unsecured bonds called Series E (BLATM-E), which correspond to the first series of bonds charged to the line registered in the Registro de Comisión para el Mercado Financiero (“CMF”) under the number Nº 921 dated November 26, 2018 for a total of UF 9,000,000.
[8]	On March 16, 2020, the obligations contained in the contract called “Indenture” signed between Guanay Finance Limited (see Note 1), LATAM Airlines Group S.A. expired. and Citibank, N.A. dated November 7, 2013. The bonds securitized with the future flows of credit card sales in the United States and Canada were issued in 2013 for a total of US $ 450 million.